Asset Purchase Agreements and Related License Agreements	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Asset Purchase Agreements and Related License Agreements
5.	Asset Purchase Agreements and Related License Agreements

EGI Asset Purchase Agreement

In December 2010, the Company entered into an asset purchase agreement with Eiger Group International, Inc., or EGI, which is owned by the Company’s founder who is a stockholder of the Company, whereby the Company purchased all of the assets related to the use of farnesyl transferase inhibitors as anti-viral agents and methods to treat viral infections with those inhibitors and inhibitors of prenylation, prenyl cysteine methyltranferase and a protease that removes the XXX tripeptide from the CXXX polypeptide following prenylation including any related intellectual property to EGI. The Company paid EGI an upfront payment of $350,000 when the agreement was executed in December 2010. Additionally, the Company will not pay royalties until it has recouped the development costs of any drug product that incorporates clemizole. Once the costs have been recouped, the Company will pay a lower single digit royalty of future aggregate annual net sales if there is no generic competition for the product and a low single digit royalty of future aggregate annual net sales if there is generic competition for the product. Within the first ten years after commercialization, the Company may make a one-time payment of $500,000 for each contract for the three types of product related to such intellectual property that would reduce the payment term for the three products to the tenth anniversary of the first commercial sale. The obligation to pay royalties expires on a country-by-country and product-by-product basis on the later of either when the product is no longer sold in any country or the earliest of the tenth anniversary of the first commercial sale of the product. As of December 31, 2015, the product has not achieved regulatory approval.

In November 2012, the Company entered into an agreement with EGI whereby the Company sold all of the assets related to the compound clemizole, including any related intellectual property. EGI will pay to the Company a high single digit royalty on future aggregate annual net sales, subject to certain reductions and exceptions. EGI’s obligation to pay royalties expires on a country-by-country and product-by-product basis on the later of either expiration of the last to expire patent sold to EGI under the agreement or the earliest of the tenth anniversary of the first commercial sale of the product. As of December 31, 2015, the product has not achieved regulatory approval.

Exendin Purchase Agreement and Related Stanford License Agreement

In September 2015, the Company entered into an asset purchase agreement with two individuals, Drs. Tracey McLaughlin and Colleen Craig, (the “Sellers”), whereby the Company purchased all of the assets related to the compound exendin including any related intellectual property from the Sellers and also entered into a consulting agreement with the Sellers as part of the agreement. The Company issued 15,378 shares of common stock that were valued at $210,850 and 46,134 options to purchase common stock with an exercise price of $2.06 per share when the agreement was executed in September 2015.

Of the 46,134 options to purchase common stock, 15,378 shares vest monthly over four years as services are provided by the Sellers and 30,756 vest upon the earlier of the first commercial sale of the product or the approval of new drug application by the U.S. Food and Drug Administration (the milestone-vested options). Additionally, at the next equity financing round that results in total proceeds of not less than $1.0 million, including a reverse Merger, each Seller will receive top-up options so that the Seller’s total options represent 1% of the total number of the Company’s issued and outstanding shares of capital stock. The top-up options consist of both time-vested and milestone-vested options. The fair value of the time-vested options will be recognized as non-employee share-based compensation expense as the awards vest over time, with the unvested portion revalued each period. The fair value of the milestone-vested options will be recognized as research and development expense when it is probable that the earliest milestone will be achieved at the then fair value. For the year ended December 31, 2015, $14,739 and $0 of non-employee compensation expense related to the time-vested and milestone-vested options, respectively, were recognized.

The Company is also obligated to pay milestone payments in aggregate up to $1.0 million to each Seller. Additionally, the Company is obligated to pay each Seller royalties of low single digits based on aggregate annual net sales, subject to certain reductions and exceptions. The Company’s obligation to pay royalties expires on the expiration of the last to expire patent assigned to the Company under the agreement. Additionally, the Company has assumed the license agreement the Sellers had previously entered into with the Board of Trustees of the Leland Stanford Junior University (“Stanford”). Stanford is a holder of both Series A and Series A-1 preferred stock shares of the Company and is considered to be a related party. The Company is obligated to pay a royalty to Stanford in the low single digits on annual net sales after the first commercial sale. As of December 31, 2015, the Company had not reached any of the milestone events.

Eiccose Purchase Agreement and Related Stanford and Nippon License Agreements

In October 2015, the Company entered into an asset purchase agreement with Eiccose, LLC., or Eiccose, which is owned by the Company’s chief executive officer, whereby Eiccose sold all of the assets related to the treatment of pulmonary arterial hypertension, or PAH, treatment of lymphedema and products containing ubenimex for the treatment of PAH including any related intellectual property to the Company. The Company made a payment to Eiccose of $119,673 representing reimbursement of certain previously incurred expenses, including payments and accrued amounts owed to Stanford in connection with the Lymphedema License Agreement and the PAH License Agreement. At the closing of the next round of financing pursuant to which the Company sells shares of its preferred stock (or if there is no preferred stock, then common stock) resulting in gross proceeds to the Company of at least $25.0 million, the Company will issue to Eiccose that number of fully vested shares of the Company’s common stock equal to 1.75% of the total number of the Company’s outstanding capital stock. In October 2015 the Company recorded $1.5 million in research and development expenses and a corresponding liability representing the fair value of the Company’s obligation to issue common stock to Eiccose. The liability will be revalued each balance sheet date, with fair value changes recognized as a component of other income (expense), net in the consolidated statement of operations and comprehensive loss. The Company will continue to adjust its liability for changes in fair value until such time the common stock is issued or its obligation to issue common stock to Eiccose meets the criteria to be recorded in stockholder’s equity. As of December 31, 2015, the revaluation was insignificant therefore the liability was $1.5 million. See Note 14 for discussion of the subsequent issuance of common stock in settlement of the obligation.

The Company is obligated to pay to Eiccose an aggregate of $10.0 million of commercial milestones in connection with future sales of the product and royalties in the low single digits based on aggregate annual net sales following the first commercial sale of any product.

In addition, as a result of this agreement, the Company has assumed the license agreements Eiccose had previously entered into. These include the license agreement with Stanford for the treatment of PAH, the license agreement with Stanford for the treatment of lymphedema and the license agreement with Nippon Kayaku Co., Ltd, (“Nippon”). As part of the agreement, Nippon is obligated to make a payment for royalties in the low single digits of sales to the Company. Stanford is a holder of both Series A and Series A-1 preferred stock shares of the Company and is considered to be a related party. In connection with each license agreement with Stanford, for the treatment of PAH and the treatment of lymphedema, the Company is obligated to make milestone payments in aggregate of $500,000 for each contract, increasing annual license maintenance fees ranging from $10,000 to $75,000 over the term of each license agreement and royalty payments in low single digits on annual net sales after the first commercial sale of a product under each license. For the year ended December 31, 2015, the Company has recorded $199,000 to research and development expense including $125,000 for license fees and $74,000 for the reimbursement of incurred expenses in connection with the Eiccose Purchase Agreement.